Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash	$ 94	$ 52	$ 8,993
Accounts receivable		0	25,202
Inventory	25,761	30,802	178,003
Prepaid expenses	22,265	0	1,951
Total Current Assets	48,120	30,854	214,149
Property and equipment, net	30,257	38,484	49,485
Right of use asset	83,934	101,400	130,381
TOTAL ASSETS	162,311	170,738	394,015
CURRENT LIABILITIES
Accounts payable	944,575	879,943	629,079
Accounts payable and accrued expenses related party	712,475	633,314	409,423
Accrued expenses	290,802	397,112	293,589
Lease liability - current	22,268	19,064	17,282
Advances	29,500	215,000	90,000
Convertible notes payable (net of debt discount)	1,345,495	820,250	545,250
Notes payable, net of OID of $0 and $6,188, respectively		0	23,128
Total Current Liabilities	3,345,115	2,964,683	2,007,751
Longterm Liabilities
Lease liability - long-term	61,240	76,930	95,993
PPP Loan	95,485	95,485	95,485
Total Long-Term Liabilities	156,725	172,415	191,478
Total Liabilities	3,501,840	3,137,098	2,199,229
Total Liabilities	3,501,840	3,137,098	2,199,229
Commitments and Contingencies	0	0	0
STOCKHOLDERS' DEFICIT
Preferred stock; $0.0001 par value, 35,000,000 shares authorized, 10,000,000 shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively	1,000	1,000	1,000
Common stock; $0.0001 par value, 465,000,000 shares authorized, 109,081,270 and 130,397,550 issued and outstanding as of September 30, 2024 and December 31, 2023, respectively	12,763	13,040	12,788
Shares to be issued	50,000	50,000	50,000
Additional paid-in capital	6,476,849	5,759,788	5,473,417
Accumulated deficit	(9,880,141)	(8,790,188)	(7,342,419)
Total Stockholders' Deficit	(3,339,529)	(2,966,360)	(1,805,214)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	162,311	170,738	394,015
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 162,311	$ 170,738	$ 394,015